Goodwill	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Goodwill	Goodwill
The change in the carrying amount of goodwill between December 31, 2025 and June 30, 2026 is as follows:

	Six Months Ended	Year ended
	June 30, 2026	December 31, 2025
	(in thousands)
Opening balance	$8,731,689	$9,051,410
Prior period acquisitions	—	5,109
Impairment	—	(364,248)
Foreign exchange movement	(10,421)	39,418
Closing balance	$8,721,268	$8,731,689
There were no impairment charges during the six months ended June 30, 2026 or June 30, 2025 (during the year ended December 31, 2025: $364.2 million related to the Company's Data Solutions reporting unit). The Data Solutions reporting unit comprised of Symphony, which was disposed of on May 8, 2026.